Assets and liabilities included in disposal group classified as held for sale	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities included in disposal group classified as held for sale	Assets and liabilities included in disposal group classified as held for sale
Accounting for non-current assets held for sale and associated liabilities
The Barclays Bank Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary, and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell. Assets and liabilities classified as held for sale are presented separately in the consolidated balance sheet.
Management judgement is required in determining whether the IFRS 5 held for sale classification criteria are met, in particular whether the sale is highly probable and expected to qualify for recognition as a completed sale within 12 months of classification. This assessment requires consideration of how committed management is to the sales plan, the likelihood of obtaining regulatory or other external approvals which is often required for sales of banking operations and how committed the buyer is to complete the sales transaction within the agreed timelines.
Barclays Bank Ireland PLC agreed the sale of its German consumer finance business (comprising credit cards, unsecured personal loans and deposits), currently within Head Office. Barclays has recorded a £9m loss for the disposal group within Head Office for FY24. After the balance sheet date, Barclays announced it had completed the sale as part of our ambition to simplify Barclays and support our focus our key businesses.
Barclays has decided not to bid to become the sole issuer for a co-branded card portfolio in USCB, leading to its transfer in H1 2026. This portfolio held within USCB is expected to be sold at a premium. The extension to the 1 year sale period is aligned to the signed contractual arrangements in place to allow the transition of the portfolio in a controlled and effective manner.
The perimeter of the disposal group has been accounted for in line with the requirements of IFRS5 as at 31 December 2024. A detailed analysis of the disposal group is presented below. The 2024 disposal group includes the German Consumer Finance Business within Head
Office and  the US Cards portfolio within USCB. The 2023 Disposal Group includes the German Consumer Finance Business:

As at 31 December	2024	2023
	£m	£m
Assets included in disposal groups classified as held for sale
Loans and advances to customers	9,544	3,855
Intangible assets	25	15
Property, plant and equipment	24	24
Other assets	260	22
Total assets classified as held for sale	9,854	3,916

Liabilities included in disposal groups classified as held for sale
Deposits from customers	3,647	3,077
Other liabilities	77	83
Provisions	2	4
Total liabilities classified as held for sale	3,726	3,164

Net assets classified as held for sale	6,128	752